SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 184,498	$ 234,870
Work in progress	1,327
Finished goods	80,771	35,564
Total inventories	$ 266,596	$ 270,434